Related party transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014
Mr. Anthony So, Director, Chief Executive Officer and Treasurer
Year Ended March 31, 2012 (i), (ii), (iii)	$ 857	[1],[2]
Year Ended March 31, 2013 (i), (ii), (iii)	857	[1],[2]
Year Ended March 31, 2014 (i), (ii), (iii)	857	[1],[2]
Mr. Kim Wah Chung, Director
Year Ended March 31, 2012 (i), (ii), (iii)	161	[2]
Year Ended March 31, 2013 (i), (ii), (iii)	160	[2]
Year Ended March 31, 2014 (i), (ii), (iii)	161	[2]
Mr. Woo-Ping Fok, Director
Year Ended March 31, 2012 (i), (ii), (iii)	0
Year Ended March 31, 2013 (i), (ii), (iii)	0
Year Ended March 31, 2014 (i), (ii), (iii)	0
Mr. Andrew So, Director
Year Ended March 31, 2012 (i), (ii), (iii)	88
Year Ended March 31, 2013 (i), (ii), (iii)	124
Year Ended March 31, 2014 (i), (ii), (iii)	128
Mr. Henry Schlueter, Director and Assistant Secretary
Year Ended March 31, 2012 (i), (ii), (iii)	68	[3]
Year Ended March 31, 2013 (i), (ii), (iii)	74	[3]
Year Ended March 31, 2014 (i), (ii), (iii)	84	[3]
Mr. Albert So, Director, ChiefFinancial Officer and Secretary
Year Ended March 31, 2012 (i), (ii), (iii)	118
Year Ended March 31, 2013 (i), (ii), (iii)	124	[2]
Year Ended March 31, 2014 (i), (ii), (iii)	$ 125	[2]

[1]	(i) Apart from the emoluments paid by the Group as shown above, one of the properties of the Group in Hong Kong is also provided to Mr. So Hung Gun, Anthony for his accommodation.
[2]	(iii) The amount for the year ended March 31, 2012, included unpaid vacation payments of $57,000 and $10,000 for Mr. Anthony So, and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2013, included unpaid vacation payments of $57,000, $9,000, $5,000 for Mr. Anthony So, Mr. Kim Wah Chung, and Mr. Albert So, respectively. The amount for the year ended March 31, 2014, included unpaid vacation payments of $10,000, for Mr. Kim Wah Chung. The amount for the year ended March 31, 2014 included vacation payment of $57,000 for Mr. Anthony So.
[3]	(ii) The amounts for the years ended March 31, 2012, 2013 and 2014 represented professional fees paid to Schlueter & Associates, P.C., the Group's SEC counsel, in which Mr. Henry Schlueter is one of the principals.